Sage Ranch (Narrative) (Details)			12 Months Ended
	Aug. 10, 2020	Oct. 06, 2018 CAD ($) Share	Dec. 31, 2022 $ / shares	Dec. 31, 2022 USD ($) shares	Feb. 17, 2022 shares	Dec. 31, 2021 shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares issued | shares				33,474,855	25,800,000	28,992,429
Term of warrants			3 years
Debt Settlement Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Debt settled amount				$ 1,000,000
Number of shares issued | shares				925,926
Description of unit issued			Each Unit consists of one common share plus one whole share purchase warrant.
Debt Settlement Agreement [Member] | Warrant reserve [member]
Disclosure of detailed information about property, plant and equipment [line items]
Strike price of warrants exercisable | $ / shares			$ 1.46
Term of warrants			3 years
Captiva [Member] | Sale Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of undivided interest		50.00%
Number of common shares received | Share		10,687,500
Fair value		$ 1,068,750
Cash		112,500
Total consideration		$ 1,181,250
Captiva [Member] | Option And Joint Venture Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of undivided interest	50.00%
Net profits interest	50.00%